Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash from operations
Net income (loss) after taxes	$ (453.7)	$ 99.9
Items not involving cash:
Depreciation and amortization (note 7 and 8)	394.0	282.4
Provisions on assets (note 10)	728.7	139.6
Accretion expenses (note 16)	10.9	10.9
Share-based compensation (note 24)	0.8	1.3
Deferred income tax recovery (note 19)	(287.6)	(64.0)
Losses on sale of assets (note 4 and 26)	10.6	2.7
Income from equity investments (note 13)	(47.9)	(31.4)
Unrealized losses (gains) on risk management contracts (note 22)	(80.8)	62.5
Realized loss on expiry of foreign exchange options (note 22)	36.0
Losses (gains) on investments (note 26)	10.1	(3.6)
Amortization of deferred financing costs	29.7	16.9
Provision of doubtful accounts	17.0
Net change in pension and other post retirement benefits (note 28)	(3.8)
Other	3.6	(4.1)
Asset retirement obligations settled (note 16)	(4.2)	(4.0)
Distributions from equity investments	44.5	30.2
Changes in operating assets and liabilities (note 31)	(486.5)	1.9
Net cash provided (required) by operating activities	(78.6)	541.2
Investing activities
Business acquisitions, net of cash acquired (note 3)	(5,931.0)
Acquisition of property, plant and equipment	(990.4)	(473.0)
Acquisition of intangible assets	(38.1)	(20.3)
Acquisition of investment in a publicly traded entity		(7.0)
Contributions to equity investments	(235.4)	(16.8)
Loan to affiliate, net of repayment (note 30)	30.0	(12.5)
Financing receivable	(8.7)
Proceeds from disposition of investments (note 11)	76.5
Proceeds from IPO of ACI (note 4)	858.9
Payment for derivative contracts		(36.0)
Proceeds from disposition of assets, net of transaction costs (note 4)	403.8	70.6
Net cash provided (required) by investing activities	(5,834.4)	(495.0)
Financing activities
Net issuance (repayment) of short-term debt	497.7	(74.2)
Issuance of long-term debt, net of debt issuance costs	3,595.2	758.1
Repayment of long-term debt	(1,729.5)	(861.6)
Net issuance of bankers' acceptances	553.6
Dividends - common shares	(472.9)	(359.6)
Dividends - preferred shares	(66.6)	(61.3)
Distributions to non-controlling interest	(30.3)	(8.3)
Contributions from non-controlling interests	96.3	11.0
Net proceeds from shares issued on exercise of options	1.2	6.0
Net proceeds from issuance of common shares	2,633.7	236.3
Net proceeds from issuance of preferred shares		293.4
Net proceeds from sale of non-controlling interest (notes 4 and 12)	908.6	24.1
Other		(1.9)
Net cash provided (required) by financing activities	5,987.0	(38.0)
Change in cash, cash equivalents and restricted cash	74.0	8.2
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7.3	1.4
Net change in cash classified within assets held for sale (note 5)	(4.9)
Restricted cash acquired (note 31)	81.0
Cash, cash equivalents and restricted cash beginning of year	43.7	34.1
Cash, cash equivalents and restricted cash end of year (note 31)	$ 201.1	$ 43.7